Income Taxes - Schedule of Reconciliation of the Income Tax Provision (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciliation of the Income Tax Provision [Abstract]
Loss before income taxes	$ (166,179,817)	$ (51,424,409)	$ (73,418,745)
Income taxes	(44,037,651)	(13,760,987)	(19,455,967)
Tax effect from:
Effect of differences in tax rates in other jurisdictions	4,823,250	903,064	659,121
Non-deductible items	621,053	574,922	8,131,886
Listing expense	15,671,987
Foreign exchange effect of translation of foreign subsidiaries in the functional currency	143,568
Items recorded in shareholders’ equity	(597,512)
Tax losses and deductible temporary differences for which no deferred income tax assets is recognized	19,505,818	11,436,187	10,696,915
Utilization of previously unrecognized deferred income tax assets	(14,490)
Adjustment in respect of prior years	3,910,028	846,814	(31,955)
Other	(26,051)
Income tax expense (recovery)